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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    First Q Capital, LLC
Address: 888 San Clemente Drive, Suite 180
         Newport Beach, California 92660

Form 13F File Number: 28 - 12239

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph S. Schuchert III
Title: Managing Director
Phone: (949) 720-3000

Signature, Place, and Date of Signing:

  /s/ Joseph S. Schuchert III      Newport Beach, California   February 11, 2009
--------------------------------   -------------------------   -----------------
         [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: $108,058
                                        --------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- ------------------ ---------- -------- --------------------
                                                                                                  VOTING AUTHORITY
                             TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------
       NAME OF ISSUER          CLASS    CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION   MGRS     SOLE  SHARED  NONE
---------------------------- -------- --------- -------- --------- --- ---- ---------- -------- ------- ------- ----
Aercap Holdings              Comm     N00985106     105     34829  SH          Sole              34829
Allegiant Travel Co          Comm     01748X102     230      4744  SH          Sole               4744
Allied World Assurance       Comm     G0219G203     183      4499  SH          Sole               4499
Altra Holdings               Comm     02208R106    5189    656046  SH          Sole             656046
American Reprographics       Comm     029263100      61      8845  SH          Sole               8845
BARE Escentuals              Comm     067511105     180     34466  SH          Sole              34466
Basic Energy                 Comm     06985P100     121      9273  SH          Sole               9273
Brookdale Senior Living      Comm     112463104      41      7434  SH          Sole               7434
Builders First Source        Comm     12008R107     939    613744  SH          Sole             613744
Burger King Holdings         Comm     121208201     141      5915  SH          Sole               5915
CB Richard Ellis Group       Comm     12497T101    7831   1812706  SH          Sole            1812706
Celanese Corp                Comm     150870103    2229    179300  SH          Sole             179300
Charles River Laboratories   Comm     159864107    1459     55700  SH          Sole              55700
China Nepstar                Comm     16943C109     175     34608  SH          Sole              34608
Cinemark Holdings            Comm     17243V102      80     10803  SH          Sole              10803
Dice Holdings                Comm     253017107      98     24053  SH          Sole              24053
Dresser-Rand Group           Comm     261608103    9563    554367  SH          Sole             554367
Dyncorp Int.                 Comm     26817C101    8551    563700  SH          Sole             563700
Energy Solutions             Comm     292756202    6428   1137778  SH          Sole            1137778

                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- ------------------ ---------- -------- --------------------
                                                                                                  VOTING AUTHORITY
                             TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------
       NAME OF ISSUER          CLASS    CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION   MGRS     SOLE  SHARED  NONE
---------------------------- -------- --------- -------- --------- --- ---- ---------- -------- ------- ------- ----
Eurand NV                    Comm     N31010106      89     10225  SH          Sole              10225
Flagstone Reinsurance        Comm     G3529T105     133     13633  SH          Sole              13633
Genco Shipping & Trading Ltd Comm     Y2685T107      93      6305  SH          Sole               6305
Genpact Ltd                  Comm     G3922B107     133     16199  SH          Sole              16199
GT Solar International       Comm     3623E0209      50     17434  SH          Sole              17434
HHGregg Inc                  Comm     42833L108     149     17219  SH          Sole              17219
Innophos Hldg                Comm     45774N108    6995    353095  SH          Sole             353095
Interline Brands Inc         Comm     458743101     103      9672  SH          Sole               9672
IPG Photonics                Comm     44980X109     108      8209  SH          Sole               8209
J Crew Group                 Comm     46612H402      67      5478  SH          Sole               5478
Kinetic Concepts             Comm     49460W208    6368    332026  SH          Sole             332026
Koppers Hldgs                Comm     50060P106     230     10649  SH          Sole              10649
Leap Wireless International  Comm     521863308    7060    262566  SH          Sole             262566
Lululemon Athletica Inc      Comm     550021109      55      6884  SH          Sole               6884
Maidenform Brands Inc        Comm     560305104    2330    229600  SH          Sole             229600
Medassets Inc                Comm     584045108     126      8641  SH          Sole               8641
Mercadolibre                 Comm     58733R102     120      7294  SH          Sole               7294
Monotype Imaging             Comm     61022P100      82     14174  SH          Sole              14174
New York & Co Inc            Comm     649295102      41     17499  SH          Sole              17499

                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- ------------------ ---------- -------- --------------------
                                                                                                  VOTING AUTHORITY
                             TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------
       NAME OF ISSUER          CLASS    CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION   MGRS     SOLE  SHARED  NONE
---------------------------- -------- --------- -------- --------- --- ---- ---------- -------- ------- ------- ----
Newstar Financial            Comm     65251F105      83     20693  SH          Sole              20693
Orbitz Worldwide             Comm     68557K109    5500   1417400  SH          Sole            1417400
Pike Electric Corp           Comm     721283109     139     11330  SH          Sole              11330
Polypore Intl                Comm     73179V103    2368    313216  SH          Sole             313216
Prestige Brands Holdings Inc Comm     74112D101     175     16544  SH          Sole              16544
Pros Holdings Inc            Comm     74346Y103      97     16905  SH          Sole              16905
Regency Energy Partners LP   Comm     75885Y107      77      9572  SH          Sole               9572
Riskmetrics Group Inc        Comm     767735103     126      8453  SH          Sole               8453
Rockwood Hldgs               Comm     774415103      75      6970  SH          Sole               6970
Seagate Technology           Comm     G7945J104    6271   1415613  SH          Sole            1415613
Sealy Corp                   Comm     812139301      71     28233  SH          Sole              28233
Solera Holdings              Comm     83421A104     142      5895  SH          Sole               5895
Spirit Aerosystems Hldgs     Comm     848574109    3109    305657  SH          Sole             305657
Syniverse Hldgs              Comm     87163F106     100      8367  SH          Sole               8367
Tempur-Pedic Intl            Comm     88023U101    3176    447928  SH          Sole             447928
Transdigm Group Inc          Comm     893641100    8900    265132  SH          Sole             265132
Validus Holdings             Comm     G9319H102     167      6377  SH          Sole               6377
Verifone Hldgs               Comm     92342Y109    6086   1242002  SH          Sole            1242002
Warner Chilcott              Comm     G9435N108     153     10562  SH          Sole              10562

                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- ------------------ ---------- -------- --------------------
                                                                                                  VOTING AUTHORITY
                             TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------
       NAME OF ISSUER          CLASS    CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION   MGRS     SOLE  SHARED  NONE
---------------------------- -------- --------- -------- --------- --- ---- ---------- -------- ------- ------- ----
Warner Music Group           Comm     934550104      64     21132  SH          Sole              21132
Weight Watchers Intl         Comm     948626106    2362     80300  SH          Sole              80300
Xerium Technologies Inc      Comm     98416J100      17     25497  SH          Sole              25497
Zumiez Inc                   Comm     989817101     864    116000  SH          Sole             116000